Net profit/(loss) and earnings per share (Details) - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit loss from attributable to ordinary equity holders including continuing and discontinued operations	€ 868	€ 3,225	€ 325
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	20	14	16
Net cost of subordinated perpetual bond	0	0	(5)
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	888	3,239	336
Dilutive effect of profit loss attributable to ordinary equity holders of the parent	0	0	0
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	€ 888	€ 3,239	€ 336
Weighted average number of ordinary shares used in calculating basic earnings per share	718,716	724,191	728,255
Dilutive effect of weighted average number of ordinary shares	0	0	0
Weighted average number of ordinary shares used in calculating diluted earnings per share	718,716	724,191	728,255
Dilutive effect of profit loss attributable to ordinary equity holders of the parent from discontinued operations	€ 0	€ 0	€ 0
Profit loss from discontinued operations attributable to ordinary equity holders of parent entity including dilutive effects	€ 20	€ 14	€ 16